Revenue from Contracts with Customers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Summary of Company's revenue disaggregated by service type
The following table presents the Company’s revenue disaggregated by service type:

	Three Months Ended March 31,
	2026		2025
By service type:
New Construction	$650,733	96.1%	$377,161	92.5%
Existing infrastructure	24,964	3.7%	26,508	6.5%
Other	1,108	0.2%	4,178	1.0%

Total revenues	$676,805	100.0%	$407,847	100.0%

Summary of Contract assets and liabilities consisted
Contract assets and liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Unbilled and retention receivables	$157,875	$156,744

Total contract assets	$157,875	$156,744

Deferred revenue	$346,224	$308,524
Provision for project losses	71	95

Total contract liabilities	$346,295	$308,619

SOLV Energy Holdings LLC [Member]
Disaggregation of Revenue [Line Items]
Summary of Company's revenue disaggregated by service type
The following table presents the Company’s revenue disaggregated by service type:

	Year Ended December 31,
	2025		2024		2023
By service type:
New Construction	$2,350,485	94.4%	$1,773,868	95.9%	$1,940,420	92.4%
Existing Infrastructure	113,216	4.5%	73,170	4.0%	58,981	2.8%
Other	26,795	1.1%	765	0.1%	101,242	4.8%

Total revenues	$2,490,496	100.0%	$1,847,803	100.0%	$2,100,643	100.0%

Summary of Contract assets and liabilities consisted
Contract assets and liabilities consisted of the
following
:

	December 31,
	2025	2024	2023
Unbilled and retention receivables	$156,744	$50,200	$183,327

Total contract assets	$156,744	$50,200	$183,327

Deferred revenue	$308,524	$240,375	$165,302
Provision for project losses	95	625	1,716

Total contract liabilities	$308,619	$241,000	$167,018